Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 1.3%
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	$3,990,931	$4,098,593
S-Jets 2017-1 Ltd, 5.6820%, 8/15/42 (144A)	2,113,573	2,193,459
Transocean Guardian Ltd, 5.8750%, 1/15/24 (144A)	1,388,400	1,395,342
Transocean Pontus Ltd, 6.1250%, 8/1/25 (144A)	2,197,410	2,230,371
Transocean Poseidon Ltd, 6.8750%, 2/1/27 (144A)	1,745,000	1,797,350
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	4,231,800	4,274,118
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $15,584,932)		15,989,233
Bank Loans and Mezzanine Loans – 6.5%
Basic Industry – 0.8%
Aleris International Inc,
ICE LIBOR USD 1 Month + 4.7500%, 6.7935%, 2/27/23‡	7,853,387	7,853,387
Starfruit US Holdco LLC, ICE LIBOR USD 1 Month + 3.2500%, 5.2921%, 10/1/25‡	2,946,615	2,881,789
		10,735,176
Communications – 2.2%
CSC Holdings LLC, ICE LIBOR USD 1 Month + 2.2500%, 4.2775%, 1/15/26‡	6,380,556	6,370,985
Diamond Sports Group LLC,
ICE LIBOR USD 1 Month + 3.2500%, 5.3000%, 8/24/26‡	1,298,000	1,304,490
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 4.9000%, 2/1/24‡	13,028,000	12,842,351
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.5000%, 4.5435%, 2/2/22‡	3,391,274	3,357,361
Level 3 Parent LLC, ICE LIBOR USD 1 Month + 2.2500%, 4.2935%, 2/22/24‡	3,884,000	3,889,671
		27,764,858
Consumer Cyclical – 0.6%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 6 Month + 8.0000%, 10.0351%, 8/9/25‡	4,401,000	4,401,000
PCI Gaming Authority, ICE LIBOR USD 1 Month + 3.0000%, 0%, 5/29/26ƒ,‡	2,956,000	2,970,780
		7,371,780
Consumer Non-Cyclical – 0.3%
JBS USA LUX SA, ICE LIBOR USD 3 Month + 2.5000%, 4.6120%, 5/4/26‡	4,461,284	4,479,887
Electronic Equipment, Instruments & Components – 0.3%
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 0%, 5/8/26ƒ,‡	3,733,618	3,733,618
Finance Companies – 0.5%
Jane Street Group LLC, ICE LIBOR USD 1 Month + 3.0000%, 5.0435%, 8/25/22‡	6,209,359	6,186,074
Technology – 1.8%
Lumentum Holdings Inc, ICE LIBOR USD 1 Month + 2.5000%, 4.5435%, 12/10/25‡	7,521,205	7,540,008
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 5.7935%, 9/30/24‡	3,152,354	3,158,091
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.7500%, 5.7935%, 10/1/25‡	12,226,560	12,287,693
		22,985,792
Total Bank Loans and Mezzanine Loans (cost $83,044,824)		83,257,185
Corporate Bonds – 82.0%
Basic Industry – 9.1%
Alcoa Nederland Holding BV, 6.7500%, 9/30/24 (144A)	6,017,000	6,325,371
Aleris International Inc, 10.7500%, 7/15/23 (144A)	10,782,000	11,348,055
Allegheny Technologies Inc, 5.9500%, 1/15/21	5,621,000	5,743,959
Allegheny Technologies Inc, 7.8750%, 8/15/23	16,741,000	18,160,134
CF Industries Inc, 4.9500%, 6/1/43	7,756,000	7,600,880
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	7,355,000	7,697,743
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	10,556,000	10,397,660
First Quantum Minerals Ltd, 6.8750%, 3/1/26 (144A)	5,370,000	5,114,925
FMG Resources August 2006 Pty Ltd, 4.5000%, 9/15/27 (144A)	6,673,000	6,516,184
Freeport-McMoRan Inc, 5.0000%, 9/1/27	8,432,000	8,400,380
Freeport-McMoRan Inc, 5.2500%, 9/1/29	1,824,000	1,819,057
Harsco Corp, 5.7500%, 7/31/27 (144A)	6,183,000	6,438,358
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	2,221,000	2,282,078
Novelis Corp, 5.8750%, 9/30/26 (144A)	11,114,000	11,655,807
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0000%, 10/1/26 (144A)	3,011,000	3,003,473
Tronox Inc, 6.5000%, 4/15/26 (144A)	3,856,000	3,672,840
		116,176,904
Biotechnology – 0.3%
Insmed Inc, 1.7500%, 1/15/25	3,680,000	3,067,400
Capital Goods – 8.6%
American Builders & Contractors Supply Co Inc, 5.8750%, 5/15/26 (144A)	1,633,000	1,710,568
ARD Securities Finance SARL (PIK), 8.7500%, 1/31/23 (144A)	6,654,171	6,887,067
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	4,263,000	4,316,288
Builders FirstSource Inc, 6.7500%, 6/1/27 (144A)	8,454,000	9,109,185
BWAY Holding Co, 7.2500%, 4/15/25 (144A)	6,345,000	5,997,928

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
BWX Technologies Inc, 5.3750%, 7/15/26 (144A)	$6,121,000	$6,434,701
JELD-WEN Inc, 4.6250%, 12/15/25 (144A)	5,081,000	5,100,206
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	6,305,000	6,553,259
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	8,838,000	8,926,380
Masonite International Corp, 5.3750%, 2/1/28 (144A)	4,971,000	5,182,267
Stericycle Inc, 5.3750%, 7/15/24 (144A)	8,357,000	8,586,817
Summit Materials LLC / Summit Materials Finance Corp, 6.1250%, 7/15/23	5,368,000	5,461,940
Summit Materials LLC / Summit Materials Finance Corp,
5.1250%, 6/1/25 (144A)	4,643,000	4,759,075
Summit Materials LLC / Summit Materials Finance Corp,
6.5000%, 3/15/27 (144A)	5,626,000	6,005,755
TransDigm Inc, 6.2500%, 3/15/26 (144A)	4,958,000	5,323,652
TransDigm Inc, 7.5000%, 3/15/27	4,686,000	5,096,025
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	1,247,000	1,310,846
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	5,799,000	6,270,169
Zekelman Industries Inc, 9.8750%, 6/15/23 (144A)	5,877,000	6,192,889
		109,225,017
Communications – 20.1%
Altice Finco SA, 7.6250%, 2/15/25 (144A)	6,055,000	6,282,062
Altice France SA/France, 6.2500%, 5/15/24 (144A)	902,000	930,864
Altice France SA/France, 7.3750%, 5/1/26 (144A)	15,764,000	16,922,023
Altice Luxembourg SA, 7.7500%, 5/15/22 (144A)	2,138,000	2,183,433
Altice Luxembourg SA, 10.5000%, 5/15/27 (144A)	12,084,000	13,618,668
Block Communications Inc, 6.8750%, 2/15/25 (144A)	10,226,000	10,660,605
Cablevision Systems Corp, 5.8750%, 9/15/22	14,243,000	15,346,832
CCO Holdings LLC / CCO Holdings Capital Corp, 5.5000%, 5/1/26 (144A)	1,548,000	1,621,375
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	15,807,000	16,498,556
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	6,195,000	6,404,081
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	3,853,000	4,103,445
CenturyLink Inc, 7.5000%, 4/1/24	4,601,000	5,145,528
CenturyLink Inc, 5.6250%, 4/1/25	2,101,000	2,179,788
Clear Channel Worldwide Holdings Inc, 5.1250%, 8/15/27 (144A)	1,595,000	1,661,751
Connect Finco SARL / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	4,347,000	4,428,506
CSC Holdings LLC, 5.2500%, 6/1/24	2,525,000	2,714,375
CSC Holdings LLC, 7.7500%, 7/15/25 (144A)	9,383,000	10,088,602
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	6,757,000	7,120,189
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,711,000	6,431,443
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	3,886,000	4,061,336
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	3,001,000	3,113,538
Diamond Sports Group LLC / Diamond Sports Finance Co,
6.6250%, 8/15/27 (144A)	7,478,000	7,747,582
GCI LLC, 6.6250%, 6/15/24 (144A)	12,091,000	13,043,166
GCI LLC, 6.8750%, 4/15/25	3,462,000	3,643,755
Intelsat Connect Finance SA, 9.5000%, 2/15/23 (144A)	3,391,000	3,135,624
Intelsat Jackson Holdings SA, 8.0000%, 2/15/24 (144A)	4,670,000	4,850,963
Level 3 Financing Inc, 5.1250%, 5/1/23	6,614,000	6,682,455
Level 3 Financing Inc, 5.2500%, 3/15/26	9,184,000	9,549,982
Midcontinent Communications / Midcontinent Finance Corp,
5.3750%, 8/15/27 (144A)	3,545,000	3,731,113
Netflix Inc, 4.8750%, 4/15/28	4,650,000	4,731,143
Nexstar Escrow Inc, 5.6250%, 7/15/27 (144A)	8,879,000	9,300,752
Outfront Media Capital LLC / Outfront Media Capital Corp,
5.0000%, 8/15/27 (144A)	5,622,000	5,903,100
Sable International Finance Ltd, 5.7500%, 9/7/27 (144A)	7,190,000	7,430,505
Scripps Escrow Inc, 5.8750%, 7/15/27 (144A)	1,094,000	1,110,410
Sprint Corp, 7.1250%, 6/15/24	11,825,000	12,744,985
T-Mobile USA Inc, 6.5000%, 1/15/24	10,151,000	10,529,734
Viacom Inc, ICE LIBOR USD 3 Month + 3.8950%, 5.8750%, 2/28/57‡	5,441,000	5,648,438
Zayo Group LLC / Zayo Capital Inc, 5.7500%, 1/15/27 (144A)	3,390,000	3,465,597
		254,766,304
Consumer Cyclical – 11.7%
CCM Merger Inc, 6.0000%, 3/15/22 (144A)	4,021,000	4,121,525
Century Communities Inc, 6.7500%, 6/1/27 (144A)	4,950,000	5,316,300
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	2,837,000	3,021,405
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	4,535,000	4,427,294
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	6,755,000	7,396,725
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	2,146,000	2,156,666
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	10,567,000	11,042,515
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	4,895,000	5,017,375
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	24,092,000	25,123,751
Hilton Domestic Operating Co Inc, 4.8750%, 1/15/30 (144A)	3,042,000	3,211,896

Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 6.7500%, 11/15/21 (144A)	8,689,000	8,873,641
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 10.2500%, 11/15/22 (144A)	$8,701,000	$9,212,184
LGI Homes Inc, 6.8750%, 7/15/26 (144A)	8,868,000	9,222,720
Marriott Ownership Resorts Inc, 4.7500%, 1/15/28 (144A)	3,288,000	3,320,880
Michaels Stores Inc, 8.0000%, 7/15/27 (144A)	2,515,000	2,518,144
Penn National Gaming Inc, 5.6250%, 1/15/27 (144A)	4,251,000	4,378,530
Scientific Games International Inc, 6.2500%, 9/1/20	3,089,000	3,096,723
Scientific Games International Inc, 10.0000%, 12/1/22	6,917,000	7,193,680
Stars Group Holdings BV / Stars Group US Co-Borrower LLC,
7.0000%, 7/15/26 (144A)	1,697,000	1,807,305
TRI Pointe Group Inc / TRI Pointe Homes Inc, 5.8750%, 6/15/24	5,182,000	5,518,830
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	5,323,000	5,589,150
Uber Technologies Inc, 8.0000%, 11/1/26 (144A)	4,831,000	4,891,388
Weekley Homes LLC / Weekley Finance Corp, 6.6250%, 8/15/25	5,660,000	5,674,150
Wyndham Destinations Inc, 5.4000%, 4/1/24	1,628,000	1,717,540
Wyndham Destinations Inc, 6.3500%, 10/1/25	4,645,000	5,132,725
		148,983,042
Consumer Non-Cyclical – 13.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
5.8750%, 2/15/28 (144A)	3,535,000	3,741,585
AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	3,466,000	3,483,330
Avantor Inc, 6.0000%, 10/1/24 (144A)	7,526,000	8,064,335
Avantor Inc, 9.0000%, 10/1/25 (144A)	1,613,000	1,812,609
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	6,503,000	7,298,317
Bausch Health Cos Inc, 9.0000%, 12/15/25 (144A)	4,459,000	5,005,228
Change Healthcare Holdings LLC / Change Healthcare Finance Inc,
5.7500%, 3/1/25 (144A)	16,489,000	16,736,335
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	11,777,000	11,099,822
Elanco Animal Health Inc, 4.9000%, 8/28/28	2,723,000	2,970,925
Encompass Health Corp, 4.5000%, 2/1/28	3,342,000	3,378,762
HCA Inc, 5.3750%, 2/1/25	5,650,000	6,172,625
Hill-Rom Holdings Inc, 4.3750%, 9/15/27 (144A)	6,701,000	6,850,767
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	5,019,000	5,069,190
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	5,364,000	5,578,560
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	5,843,000	6,471,122
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	11,566,000	12,838,260
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	6,197,000	6,568,696
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,133,000	3,211,325
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
6.6250%, 5/15/22 (144A)	9,161,000	8,947,549
Performance Food Group Inc, 5.5000%, 10/15/27 (144A)	5,691,000	5,975,550
Pilgrim's Pride Corp, 5.7500%, 3/15/25 (144A)	2,960,000	3,063,600
Post Holdings Inc, 5.7500%, 3/1/27 (144A)	3,952,000	4,189,910
Post Holdings Inc, 5.5000%, 12/15/29 (144A)	4,136,000	4,311,780
Smithfield Foods Inc, 5.2000%, 4/1/29 (144A)	7,368,000	8,123,000
Surgery Center Holdings Inc, 10.0000%, 4/15/27 (144A)	4,405,000	4,471,075
Tenet Healthcare Corp, 8.1250%, 4/1/22	5,715,000	6,186,487
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	6,190,000	6,352,487
		167,973,231
Electric – 1.3%
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	3,144,000	3,238,320
NRG Energy Inc, 5.7500%, 1/15/28	2,189,000	2,353,175
NRG Energy Inc, 5.2500%, 6/15/29 (144A)	4,903,000	5,272,196
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	4,799,000	4,941,434
		15,805,125
Energy – 9.9%
Chesapeake Energy Corp, 5.7500%, 3/15/23	3,970,000	3,037,050
Chesapeake Energy Corp, 7.0000%, 10/1/24	2,476,000	1,776,530
DCP Midstream Operating LP, 5.1250%, 5/15/29	3,078,000	3,135,713
EnLink Midstream LLC, 5.3750%, 6/1/29	3,792,000	3,621,360
EnLink Midstream Partners LP, 4.1500%, 6/1/25	8,130,000	7,540,575
Extraction Oil & Gas Inc, 5.6250%, 2/1/26 (144A)	5,504,000	3,371,200
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	15,328,000	13,335,360
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp,
5.6250%, 2/15/26 (144A)	5,463,000	5,708,835
Hilcorp Energy I LP / Hilcorp Finance Co, 5.0000%, 12/1/24 (144A)	497,000	464,695
Hilcorp Energy I LP / Hilcorp Finance Co, 6.2500%, 11/1/28 (144A)	6,481,000	6,027,330
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	12,903,000	12,903,000
Nabors Industries Inc, 5.7500%, 2/1/25	4,082,000	3,020,680

NGL Energy Partners LP / NGL Energy Finance Corp, 6.1250%, 3/1/25	6,609,000	6,295,072
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Parsley Energy LLC / Parsley Finance Corp, 5.2500%, 8/15/25 (144A)	$3,683,000	$3,737,177
Parsley Energy LLC / Parsley Finance Corp, 5.6250%, 10/15/27 (144A)	3,131,000	3,232,758
PBF Holding Co LLC / PBF Finance Corp, 7.2500%, 6/15/25	5,145,000	5,331,506
PDC Energy Inc, 6.1250%, 9/15/24	3,212,000	3,203,970
PDC Energy Inc, 5.7500%, 5/15/26	3,330,000	3,280,383
Range Resources Corp, 5.0000%, 8/15/22	5,851,000	5,485,312
Range Resources Corp, 4.8750%, 5/15/25	5,937,000	4,898,025
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27 (144A)	7,617,000	8,310,833
Transocean Inc, 5.8000%, 10/15/22	3,644,000	3,543,790
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 4/1/26	4,651,000	4,825,413
USA Compression Partners LP / USA Compression Finance Corp,
6.8750%, 9/1/27 (144A)	4,700,000	4,852,750
Valaris PLC, 5.7500%, 10/1/44	5,907,000	2,510,475
Whiting Petroleum Corp, 6.6250%, 1/15/26	4,117,000	2,778,975
		126,228,767
Finance Companies – 0.6%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	8,011,000	8,111,137
Industrial – 1.0%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	4,250,000	4,255,313
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	8,273,000	8,817,363
		13,072,676
Industrial Conglomerates – 1.4%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	19,096,000	18,117,330
Insurance – 0.4%
Molina Healthcare Inc, 4.8750%, 6/15/25 (144A)	4,789,000	4,812,945
Real Estate Investment Trusts (REITs) – 0.5%
ESH Hospitality Inc, 4.6250%, 10/1/27 (144A)	3,990,000	3,999,975
Forestar Group Inc, 8.0000%, 4/15/24 (144A)	2,502,000	2,702,160
		6,702,135
Technology – 2.8%
Broadcom Inc, 4.7500%, 4/15/29 (144A)	5,991,000	6,332,411
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	6,791,000	7,389,208
Micron Technology Inc, 4.6630%, 2/15/30	7,303,000	7,612,339
Refinitiv US Holdings Inc, 8.2500%, 11/15/26 (144A)	2,418,000	2,668,868
Sensata Technologies BV, 4.8750%, 10/15/23 (144A)	2,550,000	2,687,063
Sensata Technologies Inc, 4.3750%, 2/15/30 (144A)	2,658,000	2,658,000
Western Digital Corp, 4.7500%, 2/15/26	6,346,000	6,528,447
		35,876,336
Transportation – 1.1%
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	13,265,000	13,463,975
Total Corporate Bonds (cost $1,016,011,523)		1,042,382,324
Common Stocks – 2.2%
Capital Markets – 0.2%
Apollo Global Management Inc	68,497	2,590,557
Containers & Packaging – 0.4%
Ardagh Group SA	40,653	637,439
Ball Corp	53,370	3,885,870
		4,523,309
Equity Real Estate Investment Trusts (REITs) – 0.3%
MGM Growth Properties LLC	125,113	3,759,646
Media – 0.4%
Charter Communications Inc*	13,640	5,621,317
Semiconductor & Semiconductor Equipment – 0.5%
ON Semiconductor Corp*	164,777	3,165,366
Xilinx Inc	32,706	3,136,505
		6,301,871
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc*	64,990	5,119,262
Total Common Stocks (cost $28,335,759)		27,915,962
Preferred Stocks – 0.8%
Semiconductor & Semiconductor Equipment – 0.4%
Broadcom Inc, 8.0000%, 9/30/22	5,346	5,487,669
Specialty Retail – 0.4%
Quiksilver Inc Bankruptcy Equity Certificate¢	132,324	5,237,384
Total Preferred Stocks (cost $7,882,651)		10,725,053

Shares or Principal Amounts		Value
Investment Companies – 5.6%
Money Markets – 5.6%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $70,900,361)	70,900,361	$70,900,361
Total Investments (total cost $1,221,760,050) – 98.4%		1,251,170,118
Cash, Receivables and Other Assets, net of Liabilities – 1.6%		20,185,592
Net Assets – 100%		$1,271,355,710

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,108,077,755	88.6%
Luxembourg	36,957,817	3.0
United Kingdom	21,698,151	1.7
France	17,852,887	1.4
Zambia	15,512,585	1.2
Netherlands	13,466,277	1.1
Ireland	9,227,845	0.7
Australia	8,798,262	0.7
Cayman Islands	8,111,137	0.7
Germany	4,255,313	0.3
Brazil	3,211,325	0.3
Bermuda	2,193,459	0.2
Canada	1,807,305	0.1

Total	$1,251,170,118	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 5.6%
Money Markets - 5.6%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	$480,324	$(5,516)	$98	$70,900,361

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 5.6%
Money Markets - 5.6%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	78,157,239	178,549,437	(185,806,315)	70,900,361

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value
Credit default swaps, buy protection	$ (2,088,379)

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $762,936,858, which represents 60.0% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$15,989,233	$-
Bank Loans and Mezzanine Loans	-	83,257,185	-
Corporate Bonds	-	1,042,382,324	-
Common Stocks	27,915,962	-	-
Preferred Stocks	-	5,487,669	5,237,384
Investment Companies	-	70,900,361	-
Total Assets	$27,915,962	$1,218,016,772	$5,237,384

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2019.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.